Intangible assets (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

March 31, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	865,460	496,575
	$3,270,456	$2,773,881	$496,575

5.	Intangible assets: (Continued)

December 31, 2023	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,814,835	$62,580
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	822,896	538,139
	$3,270,456	$2,668,737	$601,719